As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110 Lutherville, MD		21093-4641
(Address of principal executive offices)		(Zip code)

Mr. Charles vK. Carlson, President 2330 West Joppa Road, Suite 110 Lutherville, MD 21093-4641
(Name and address of agent for service)

Registrant's telephone number, including area code:		(410) 823-5353

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 49.0%

Biotechnology: 1.5%
165,600	Nabi Biopharmaceuticals*	$2,169,360

Building Products: 0.9%
38,400	Griffon Corp.*	944,640
55,594	U.S. Home Systems, Inc.*	316,886
		1,261,526

Business & Professional Services: 2.9%
165,450	FTI Consulting, Inc.*	4,179,267

Commerical Banks: 1.5%
6,100	Columbia Bancorp	245,159
26,190	Provident Bankshares Corp.	910,888
14,476	SunTrust Banks, Inc.	1,005,358
		2,161,405

Communications Equipment: 1.8%
242,270	Radyne Corp.*	2,570,485

Construction & Engineering: 4.6%
33,900	EMCOR Group, Inc.*	2,010,270
175,525	Michael Baker Corp.*	4,572,426
		6,582,696

Diversified Financial Services: 0.7%
23,000	CIT Group, Inc.	1,039,140

Diversified Gas Utilities: 3.3%
108,400	Energen Corp.	4,689,384

Electric Utilities: 2.3%
99,000	PPL Corp.	3,200,670

Electrical Equipment: 0.4%
8,700	Emerson Electric Co.	624,660

Environmental Services: 3.2%
363,000	Allied Waste Industries, Inc.*	3,067,350
108,500	Waste Industries USA, Inc.	1,443,050
		4,510,400

Insurance: 8.0%
11,300	Assurant, Inc.	430,078
383,900	KMG America Corp.*	3,071,200
34,450	PartnerRe, Ltd.#	2,206,523
226,184	United America Indemnity, Ltd.*	4,150,476
37,050	W.R. Berkley Corp.	1,462,734
		11,321,011

Insurance Brokers: 2.0%
218,000	USI Holdings Corp.*	2,831,820

Machinery: 0.5%
20,000	Pentair, Inc.	730,000

Metals & Mining: 1.8%
156,700	Brush Engineered Materials, Inc.*	2,488,396

Oil & Gas Exploration & Production: 7.1%
7,800	Burlington Resources, Inc.	634,296
63,800	Energy Partners, Ltd.*	1,991,836
22,280	EOG Resources, Inc.	1,668,772
96,000	Suncor Energy, Inc.#	5,810,880
		10,105,784

Real Estate: 0.4%
4,500	First Potomac Realty Trust	115,650
27,500	Urstadt Biddle Properties, Inc. - Class A	416,900
		532,550

Thrifts & Mortgage Finance: 0.8%
30,000	Washington Mutual, Inc.	1,176,600

Transportation: 5.3%
33,200	Celadon Group, Inc.*	740,360
141,287	Rush Enterprises, Inc. - Class A*	2,158,865
60,072	Rush Enterprises, Inc. - Class B*	901,681
28,200	SCS Transportation, Inc.*	443,022
163,500	Wabash National Corp.	3,214,410
		7,458,338

TOTAL COMMON STOCKS
(cost $45,850,653)		69,633,492

PREFERRED STOCKS: 0.4%

Real Estate: 0.4%
21,275	Corporate Office Properties Trust - Series E, 10.250%
	(cost $584,723)	549,108

Principal
Amount		Value
CONVERTIBLE BONDS: 44.1%

Biotechnology: 5.3%
$3,020,000	CuraGen Corp., 6.000%, 2/2/07	2,963,375
3,003,000	Human Genome Sciences, Inc., 5.000%, 2/1/07	2,954,201
1,671,000	Human Genome Sciences, Inc., 3.750%, 3/15/07	1,652,201
		7,569,777

Communications Equipment: 2.9%
3,895,000	Ciena Corp., 3.750%, 2/1/08	3,578,531
500,000	NMS Communications Corp., 5.000%, 10/15/05	501,875
		4,080,406

Computer Storage & Peripherals: 1.3%
1,516,000	Brocade Communications Systems, Inc., 2.000%, 1/1/07	1,500,840
303,000	Emulex Corp., 0.250%, 12/15/23	290,123
		1,790,963

Construction & Engineering: 4.2%
6,190,000	Quanta Services, Inc., 4.000%, 7/1/07	6,019,775

Data Processing & Outsourced Services: 4.6%
6,574,000	The Bisys Group, Inc., 4.000%, 3/15/06	6,565,782

Diversified Financial Services: 2.1%
2,966,000	E*Trade Financial Corp., 6.000%, 2/1/07	3,014,198

Environmental Services: 0.9%
1,471,000	Allied Waste Industries, Inc., 4.250%, 4/15/34	1,298,158

Pharmaceuticals: 6.9%
582,000	King Pharmaceuticals, Inc., 2.750%, 11/15/21	565,995
2,081,000	Millennium Pharmaceuticals, Inc., 5.500%, 1/15/07	2,062,791
1,458,000	Nektar Therapeutics, 5.000%, 2/8/07	1,448,888
2,313,000	Nektar Therapeutics, 3.500%, 10/17/07	2,275,414
3,387,000	Sepracor, Inc., 5.000%, 2/15/07	3,399,701
		9,752,789

Semiconductor Equipment: 10.1%
4,874,000	Amkor Technology, Inc., 5.750%, 6/1/06	4,660,762
7,160,000	Brooks Automation, Inc., 4.750%, 6/1/08	6,900,450
2,950,000	Veeco Instruments, Inc., 4.125%, 12/21/08	2,773,000
		14,334,212

Semiconductors: 2.0%
5,868,000	Atmel Corp., 0.000%, 5/23/21	2,794,635

Software: 3.8%
860,000	BEA Systems, Inc., 4.000%, 12/15/06	853,550
4,005,000	Mercury Interactive Corp., 4.750%, 7/1/07	4,040,044
574,000	Wind River Systems, Inc., 3.750%, 12/15/06	570,413
		5,464,007

TOTAL CONVERTIBLE BONDS
(cost $62,268,560)		62,684,702

Shares		Value
SHORT-TERM INVESTMENTS: 6.0%

Money Market Investments: 6.0%
2,426,918	AIM Liquid Assets	2,426,918
6,097,653	AIM STIC Prime Portfolio	6,097,653

TOTAL SHORT-TERM INVESTMENTS
(cost $8,524,571)		8,524,571

TOTAL INVESTMENTS IN SECURITIES
(cost $117,228,507): 99.5%		141,391,873
Other Assets less Liabilities: 0.5%		785,646
NET ASSETS:	100.0%	$142,177,519

* Non-income producing securities.

# U.S. security of foreign issuer.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)           The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

CERTIFICATION

I, Charles vK. Carlson, certify that:

1.               I have reviewed this report on Form N-Q of Greenspring Fund, Incorporated;

2.               Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.               Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.               The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)          Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)           Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.               The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)          Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	November 22, 2005	/s/ Charles vK. Carlson
Charles vK. Carlson Chief Executive Officer

CERTIFICATION

I, Michael J. Fusting, certify that:

1.               I have reviewed this report on Form N-Q of Greenspring Fund, Incorporated;

2.               Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.               Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.               The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)          Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)           Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.               The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)          Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 22, 2005	/s/ Michael J. Fusting
Michael J. Fusting Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Greenspring Fund, Incorporated

By (Signature and Title)	/s/ Charles vK. Carlson
Charles vK. Carlson, Chief Executive Officer

Date	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles vK. Carlson
Charles vK. Carlson, Chief Executive Officer

Date	November 22, 2005

By (Signature and Title)*	/s/ Michael J. Fusting
Michael J. Fusting, Chief Financial Officer

Date	November 22, 2005

* Print the name and title of each signing officer under his or her signature.